Annual Total Returns[BarChart] - PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund - PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.67%	10.16%	(1.63%)	7.43%	(0.46%)	6.16%	6.38%	(2.71%)	14.45%	10.00%